Inventories (Tables)	6 Months Ended
Jun. 30, 2020
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	June 30, 2020	December 31, 2019
	U.S. $ in thousands
Finished goods	$84,616	$87,967
Work-in-process	2,982	3,106
Raw materials	76,990	77,431
	164,588	168,504